January 13, 2021

Re:	AQR Funds Securities Act File No. 333-153445 Investment Company Act File No. 811-22235 Post-Effective Amendment No. 134

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 134 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to add disclosure regarding the use of a newly formed wholly-owned and controlled subsidiary (the “Subsidiary”) of an existing series of the Trust, AQR Alternative Risk Premia Fund (the “Fund”). The Subsidiary will be organized under the laws of the Cayman Islands as an exempt company and will be used by the Fund to make investments in commodity-related instruments. It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act on March 13, 2021.

Substantially all of the disclosure in the Prospectus and Statement of Additional Information has been reviewed by the staff of the Securities and Exchange Commission (the “Staff”) in prior filings by the Fund or other series of the Trust. Consequently, on behalf of the Fund, we hereby request that the Amendment be given limited review by the Staff.

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at (202) 636-5806.

Simpson Thacher & Bartlett LLP

Securities and Exchange Commission	-2-	January 13, 2021

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

CC:	H.J. Willcox, Esq.
Nicole DonVito, Esq.
John Hadermayer, Esq.
David Blass, Esq.